Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Growth Fund (the “Growth Fund” or “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 45 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 86.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 45 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 86.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund,” as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Winslow Capital Management, LLC, the Portfolio’s subadviser, believes have the potential to generate superior levels of long-term profitability and growth. Equity securities include common or preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depositary Receipts (“ADRs”); and other securities with equity characteristics.

The Fund may invest in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers. Additionally, the Fund may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as “junk bonds.”

The Subadviser uses a “growth” style of investing. The Subadviser selects growth companies which it anticipates will create superior wealth over time and potentially have sustainable competitive advantages. The Subadviser’s selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the Subadviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, the Subadviser conducts its internal research. The Subadviser searches to identify those companies that it believes possess a sustainable competitive advantage. The Subadviser seeks to outperform the Russell 1000® Growth Index, the Fund’s broad-based securities market index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

•	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile and less liquid than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic or political conditions.

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. Investors should note that interest rates are at, or near, historic lows, but will ultimately increase, with unpredictable effects on the markets and the Fund’s investments.

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions; and different corporate disclosure and governance standards.

•	American Depositary Receipts (“ADRs”) Risk: The Fund’s investments may take the form of ADRs. ADRs involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored ADRs may not provide as much information about the underlying issuer.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q1 2012	17.27%
Worst Quarter:	Q4 2008	-23.15%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Average.

Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	864
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Annual Return 2005	rr_AnnualReturn2005	11.27%
Annual Return 2006	rr_AnnualReturn2006	5.13%
Annual Return 2007	rr_AnnualReturn2007	24.23%
Annual Return 2008	rr_AnnualReturn2008	(41.06%)
Annual Return 2009	rr_AnnualReturn2009	40.67%
Annual Return 2010	rr_AnnualReturn2010	16.29%
Annual Return 2011	rr_AnnualReturn2011	(0.19%)
Annual Return 2012	rr_AnnualReturn2012	12.67%
Annual Return 2013	rr_AnnualReturn2013	36.54%
1 Year	rr_AverageAnnualReturnYear01	29.69%	[4]
5 Years	rr_AverageAnnualReturnYear05	19.00%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2004	[5]
Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.13%	[4]
5 Years	rr_AverageAnnualReturnYear05	18.08%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2004	[5]
Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.56%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.55%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2004	[5]
Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	598
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,912
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,912
1 Year	rr_AverageAnnualReturnYear01	31.51%	[4]
5 Years	rr_AverageAnnualReturnYear05	19.32%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2004	[5]
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,284
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,284
1 Year	rr_AverageAnnualReturnYear01	34.55%	[4]
5 Years	rr_AverageAnnualReturnYear05	19.31%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2004	[5]
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,177
1 Year	rr_AverageAnnualReturnYear01	36.84%	[4]
5 Years	rr_AverageAnnualReturnYear05	20.52%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2004	[5]
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%	[4]
5 Years	rr_AverageAnnualReturnYear05	20.39%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%	[4],[6]
Lipper Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.98%	[4]
5 Years	rr_AverageAnnualReturnYear05	19.01%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%	[4],[7]

[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Growth Portfolio ("Growth Portfolio" or "Portfolio").
[2]	The investment advisory agreement between the Portfolio and the Portfolio's investment adviser, HSBC Global Asset Management (USA) Inc. (the "Adviser"), provides that the Portfolio may pay the Adviser (who, in turn, pays the subadviser, Winslow Capital Management, LLC (the "Subadviser")) an aggregate management fee of up to 0.68% of the average daily value of the Portfolio's net assets. Currently, the Portfolio is paying the Adviser 0.175%. The Adviser's share of the aggregate management fee is capped at 0.175%. The Subadviser's share of the aggregate management fee is set by contract between the Adviser and the Subadviser. The Adviser's and Subadviser's fees currently aggregate to 0.558%. The contract between the Adviser and Subadviser may be terminated at any time without penalty upon 30 days' written notice to the Subadviser by the Adviser or the Portfolio upon the vote of a majority of the Trustees, or by the Subadviser upon 30 days' written notice to the Portfolio or Adviser.
[3]	HSBC Global Asset Management (USA) Inc., the Portfolio's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2015. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Portfolios and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[4]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended 2008, 2009, 2010, 2011, 2012 and 2013 the Portfolio received one-time payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio's and the Fund's total return. As a result, the Fund's total returns for the years ended December 31, 2007, 2008, 2009, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
[5]	The Fund was initially offered for purchase on May 7, 2004; no shareholder activity occurred until May 10, 2004.
[6]	Since May 7, 2004.
[7]	Since April 30, 2004.